Document and Entity Information	Nov. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	CISION LTD.
Entity Central Index Key	0001701040
Entity Emerging Growth Company	false
Entity File Number	000-38140
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	130 East Randolph Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(866)
Local Phone Number	639-5087
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	CISN
Security Exchange Name	NYSE